REVENUE (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues	$ 33,744,589	$ 24,703,260
CHINA
Revenues	15,438,246	14,408,350
TAIWAN
Revenues	8,945,774	7,307,742
Americas [Member]
Revenues	5,179,995	422,339
SINGAPORE
Revenues	3,662,277	2,138,880
Others [Member]
Revenues	$ 518,297	$ 425,949